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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-07414

                        THE SANTA BARBARA GROUP OF MUTUAL FUNDS, INC.

(Exact name of registrant as specified in charter)

107 South Fair Oaks Blvd., Suite 315, Pasadena, California 91105

  (Address of principal executive offices)

                   (Zip code)

Emile R. Molineaux, Esq.

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

_______________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code:  (626) 844-1441

Date of fiscal year end:  March 31st

Date of reporting period:  July 1, 2006 - June 30, 2007

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached tables)

Appended hereto as Exhibit A and Exhibit B is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2007 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

 (c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

 (h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

THE SANTA BARBARA GROUP OF MUTUAL FUNDS, INC.: The Montecito Fund									ITEM 1, EXHIBIT A
Investment Company Act File Number: 811-07414
July 1, 2006- June 30, 2007

(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
Monmouth Real	MNRTA	609720107	7/26/2007	1	directors recommended	MGMT	Y	FOR	FOR
Daniel D Cronheim
Neal Herstik
Scott L Robinson
				2	approve rte 9 acquisition	MGMT	Y	FOR	FOR
				3	approve 2007 stock option plan	MGMT	Y	AGAINST	FOR
				4	approval of accounting firm	MGMT	Y	FOR	FOR

Penn West Energy	PWE	707885109	6/7/2007	1	Fixing # of directors	MGMT	Y	FOR	FOR
				2	Election of 9 nominees	MGMT	Y	FOR	FOR
				3	approval of auditor	MGMT	Y	FOR	FOR

UMH Properties	UMH	903002103	6/14/2007	1	directors recommended	MGMT	Y	FOR	FOR
James E Mitchell
Stephen B Wolgin
				2	approval of accounting firm	MGMT	Y	FOR	FOR

Pengrowth Energy	PGH	706902509	6/11/2007	1	approval of auditor	MGMT	Y	FOR	FOR
				2	election of directors	MGMT	Y	FOR	FOR
				3	amendments to security agmts	MGMT	Y	AGAINST	FOR
				4	flexibility in setting record date	MGMT	Y	FOR	FOR
				5	direct registration systems	MGMT	Y	FOR	FOR
				6	clarify director election procedure	MGMT	Y	FOR	FOR
				7	remove ref alberta royalty	MGMT	Y	FOR	FOR
				8	re-appoint computershare	MGMT	Y	FOR	FOR

Senior Housing	SNH	81721M109	5/30/2007	1	directors recommended	MGMT	Y	FOR	FOR
John L Harrington
Adam D Portnoy
				2	change requied shareholder vote	MGMT	Y	ABSTAIN	FOR
				3	shareholders hold co harmless	MGMT	Y	ABSTAIN	FOR
				4	postpone mtg if not enough proxy	MGMT	Y	ABSTAIN	FOR

Medical Properties	MPW	58463J304	5/17/2007	1	directors recommended	MGMT	Y	FOR	FOR
Edward K Aldag Jr.
Virginia A Clarke
Steven Dawson
R. Steven Hamner
Robert E Holmes
Sherry A Kellett
William G McKenzie
L Glenn Orr, Jr.
				2	equity incentive plan	MGMT	Y	AGAINST	FOR
				3	approval of accounting firm	MGMT	Y	FOR	FOR

Macquarie Infrast	MIC	55607X108	5/24/2007	1	directors recommended	MGMT	Y	FOR	FOR
Norman H Brown Jr
George W Carmany III
William H Webb
				2	approval of auditor	MGMT	Y	FOR	FOR

Exxon Mobil	XOM	30231G102	5/30/2007	1	directors recommended	MGMT	Y	FOR	FOR
MJ Boskin
WW George
JR Houghton
WR Howell
RC King
PE Lippincott
MC Nelson
SJ Palmisano
SS Reinemund
WV Shipley
JS Simon
RW Tillerson
				2	approval of auditor	MGMT	Y	FOR	FOR
				3	cumulative voting	SHAREHOLD	Y	AGAINST	AGAINST
				4	special shareholder meetings	SHAREHOLD	Y	AGAINST	AGAINST
				5	board chairman and ceo	SHAREHOLD	Y	AGAINST	AGAINST
				6	dividend strategy	SHAREHOLD	Y	ABSTAIN	AGAINST
				7	shareholder advisory vote	SHAREHOLD	Y	AGAINST	AGAINST
				8	CEO compensation	SHAREHOLD	Y	AGAINST	AGAINST
				9	executive compensation rpt	SHAREHOLD	Y	AGAINST	AGAINST
				10	executive compensation limit	SHAREHOLD	Y	AGAINST	AGAINST
				11	incentive pay recoupment	SHAREHOLD	Y	AGAINST	AGAINST
				12	political contributions rpt	SHAREHOLD	Y	AGAINST	AGAINST
				13	amendment of eeo policy	SHAREHOLD	Y	AGAINST	AGAINST
				14	community environmental impact	SHAREHOLD	Y	AGAINST	AGAINST
				15	greenhouse gas goals	SHAREHOLD	Y	AGAINST	AGAINST
				16	CO2 info at pump	SHAREHOLD	Y	AGAINST	AGAINST
				17	renewable energy investment	SHAREHOLD	Y	AGAINST	AGAINST

McDonald's	MCD	580135101	5/24/2007	1	election of directors	MGMT	Y	FOR	FOR
				a	Edward A Brennan
				b	Walter E Massey
				c	John W Rogers, Jr
				d	Roger W Stone
				2	approval of accountant	MGMT	Y	FOR	FOR
				3	labeling of genetically modified	SHAREHOLD	Y	AGAINST	AGAINST
				4	labor standards	SHAREHOLD	Y	AGAINST	AGAINST

Lowe's	LOW	548661107	5/25/2007	1	election of directors	MGMT	Y	FOR	FOR
David W Bernauer
Leonard L Berry
Dawn E Hudson
Robert A Niblock
				2	amend stock purchase plan	MGMT	Y	FOR	FOR
				3	approval of accountant	MGMT	Y	FOR	FOR
				4	min share requirement for director	SHAREHOLD	Y	FOR	FOR
				5	report on wood procurement	SHAREHOLD	Y	ABSTAIN	AGAINST
				6	annual election of each director	SHAREHOLD	Y	ABSTAIN	AGAINST
				7	executive severance agmts	SHAREHOLD	Y	ABSTAIN	AGAINST
				8	executive compensation plan	SHAREHOLD	Y	ABSTAIN	AGAINST

U-Store-It	YSI	91274F104	5/8/2007	1	election of directors	MGMT	Y	FOR	FOR
Thomas A Commes
JC Dannemiller
WM Diefenderfer III
Harold S Haller
Dean Jernigan
Marianne M Keler
David J Larue
				2	Equity Incentive Plan	MGMT	Y	AGAINST	FOR

Bemis	BMS	081437105	5/3/2007	1	election of directors	MGMT	Y	FOR	FOR
Nancy P McDonald
Jeffrey H Curler
Roger D O'Shaughnessy
David S Haffner
				2	approval of accountant	MGMT	Y	FOR	FOR
				3	to vote on stkhldr proposal	SHAREHOLD	Y	ABSTAIN	AGAINST

Ecolab	ECL	278865100	5/4/2007	1	election of directors	MGMT	Y	FOR	FOR
Richard U De Schutter
Joel W Johnson
Beth m Pritchard
Hans Van Bylen
				2	approval of accountant	MGMT	Y	FOR	FOR

Senior Housing	SNH	81721M109	5/8/2007	1	election of directors	MGMT	Y	FOR	FOR
John L Harrington
Adam D Portnoy
				2	change required sharehold vote	MGMT	Y	ABSTAIN	FOR
				3	shareholders hold harmless	MGMT	Y	FOR	FOR
				4	postpone meeting if necessary	MGMT	Y	FOR	FOR

Sun Communities	SUI	866674104	5/23/2007	1	election of directors	MGMT	Y	FOR	FOR
Clunet R Lewis
Arthur A Weiss

CVB Financial	CVBF	126600105	5/16/2007	1	election of directors	MGMT	Y	FOR	FOR
George A Borba
John A Borba
Ronald O Kruse
Robert M Jacoby
Christopher D Myers
James C Seley
San E Vaccaro
D Linn Wiley
				2	approval of accountant	MGMT	Y	FOR	FOR

Petrochina	PTR	71646E100	5/16/2007	1	report of board of directors	MGMT	Y	FOR	FOR
				2	report of supervisory committee	MGMT	Y	FOR	FOR
				3	audited financial statements	MGMT	Y	ABSTAIN	FOR
				4	declaration & pymt of dividends	MGMT	Y	FOR	FOR
				5	distribution of interim dividends	MGMT	Y	FOR	FOR
				6	approval of auditor	MGMT	Y	FOR	FOR
				7	re-election of Jiang Jiemin	MGMT	Y	FOR	FOR
				8	re-election of Zhou Jiping	MGMT	Y	FOR	FOR
				9	re-election of Duan Wende	MGMT	Y	FOR	FOR
				10	re-election of Sun Xianfeng	MGMT	Y	FOR	FOR
				11	election of Zhang Jinzhu	MGMT	Y	FOR	FOR
				12	issue & deal with listed shares	MGMT	Y	ABSTAIN	FOR
				13	equity interest trfx agreement	MGMT	Y	ABSTAIN	FOR
				14	other matters	MGMT	Y	ABSTAIN	FOR

Intel Corp	INTC	458140100	5/16/2007	1A	election of Craig R Barrett	MGMT	Y	FOR	FOR
				1B	election of Charlene Barshefsky	MGMT	Y	FOR	FOR
				1C	election of Susan Decker	MGMT	Y	FOR	FOR
				1D	election of D James Guzy	MGMT	Y	FOR	FOR
				1E	election of Reed Hundt	MGMT	Y	FOR	FOR
				1F	election of Paul Otellini	MGMT	Y	FOR	FOR
				1G	election of James Plummer	MGMT	Y	FOR	FOR
				1H	election of David Pottruck	MGMT	Y	FOR	FOR
				1I	election of Jane Shaw	MGMT	Y	FOR	FOR
				1J	election of John Thornton	MGMT	Y	FOR	FOR
				1K	election of David Yoffie	MGMT	Y	FOR	FOR
				2	approval of accountant	MGMT	Y	FOR	FOR
				3	2006 equity incentive plan	MGMT	Y	AGAINST	FOR
				4	2007 executive officer plan	MGMT	Y	AGAINST	FOR
				5	limitation on exec compensation	SHAREHOLD	Y	ABSTAIN	AGAINST

Trico Bancshares	TCBK	896095106	5/22/2007	1	election of directors	MGMT	Y	FOR	FOR
William J Casey
Donald J Amaral
Craig S Compton
John SA Hasbrook
Michael W Koehnen
Donald E Murphy
Steve G Nettleton
Richard P Smith
Carroll R Taresh
Alex A Vereschagin, Jr.
				2	approval of auditor	MGMT	Y	FOR	FOR

Lexington Realty	LXP	529043101	5/22/2007	1	election of directors	MGMT	Y	FOR	FOR
Michael L Ashner
E Robert Roskind
Richard J Rouse
T Wilson Eglin
William J Borruso
Clifford Broser
Geoffrey Dohrmann
Carl D Glickman
James Grosfeld
Richard Frary
Kevin Lynch
				2	Lexington 2007 equity based plan	MGMT	Y	AGAINST	FOR
				3	approval of accountant	MGMT	Y	FOR	FOR
				4	transact other business before mtg	MGMT	Y	FOR	FOR

Masco	MAS	574599106	5/8/2007	1A	election of Dennis W Archer	MGMT	Y	FOR	FOR
				1B	election of Anthony F Earley Jr	MGMT	Y	FOR	FOR
				1C	election of Lisa A Payne	MGMT	Y	FOR	FOR
				2	election of Peter Dow	MGMT	Y	FOR	FOR
				3	approval of accountant	MGMT	Y	FOR	FOR

HRPT Prop	HRP	40426W101	5/15/2007	1	election of Patrick F Donelan	MGMT	Y	FOR	FOR
				2	required shareholder vote	MGMT	Y	FOR	FOR
				3	required vote for trust	MGMT	Y	FOR	FOR
				4	share class combination	MGMT	Y	ABSTAIN	FOR
				5	violation of trust	MGMT	Y	FOR	FOR
				6	issuance of securities	MGMT	Y	FOR	FOR
				7	pospone meeting if not votes	MGMT	Y	FOR	FOR

General Dynamics	GD	369550108	5/2/2007	1A	election of ND Chabraja	MGMT	Y	FOR	FOR
				1B	election of JS Crown	MGMT	Y	FOR	FOR
				1C	election of WP Fricks	MGMT	Y	FOR	FOR
				1D	election of CH Goodman	MGMT	Y	FOR	FOR
				1E	election of JL Johnson	MGMT	Y	FOR	FOR
				1F	election of GA Joulwan	MGMT	Y	FOR	FOR
				1G	election of PG Kaminski	MGMT	Y	FOR	FOR
				1H	election of JM Keane	MGMT	Y	FOR	FOR
				1I	election of DJ Lucas	MGMT	Y	FOR	FOR
				1J	election of LL Lyles	MGMT	Y	FOR	FOR
				1K	election of CE Mundy Jr	MGMT	Y	FOR	FOR
				1L	election of R Walmsley	MGMT	Y	FOR	FOR
				2	selection of independent auditor	MGMT	Y	FOR	FOR
				3	pay for superior performance	SHAREHOLD	Y	ABSTAIN	AGAINST
				4	performance based stock options	SHAREHOLD	Y	ABSTAIN	AGAINST

Pepsico	PEP	713448108	5/2/2007	1A	election of D Dublon	MGMT	Y	FOR	FOR
				1B	election of VJ Dzau	MGMT	Y	FOR	FOR
				1C	election of RL Hunt	MGMT	Y	FOR	FOR
				1D	election of A Ibarguen	MGMT	Y	FOR	FOR
				1E	election of AC Martinez	MGMT	Y	FOR	FOR
				1F	election of IK Nooyi	MGMT	Y	FOR	FOR
				1G	election of SP Rockefeller	MGMT	Y	FOR	FOR
				1H	election of JJ Schiro	MGMT	Y	FOR	FOR
				1J	election of MD White	MGMT	Y	FOR	FOR
				2	approval of accountant	MGMT	Y	FOR	FOR
				3	approval of 2007 incentive plan	MGMT	Y	AGAINST	FOR
				4	charitable contributions	SHAREHOLD	Y	ABSTAIN	AGAINST

Anheuser-Busch	BUD	035229103	4/25/2007	1	election of directors	MGMT	Y	FOR	FOR
August A Busch III
August A Busch IV
Carlos Fernandez G
James R Jones
Andrew C Taylor
Douglas A Warner III
				2	2007 equity plan	MGMT	Y	AGAINST	FOR
				3	global employee stock plan	MGMT	Y	FOR	FOR
				4	approval of accountant	MGMT	Y	FOR	FOR
				5	charitable contributions	SHAREHOLD	Y	ABSTAIN	AGAINST

Health Care REIT	HCN	42217K502	5/3/2007	1	increase pfd stock	MGMT	Y	FOR	FOR

First Industrial Tr	FR	32054K103	5/16/2007	1	election of directors	MGMT	Y	FOR	FOR
Jay H Shidler
Steven Wilson
Robert D Newman
				2	2001 stock incentive plan	MGMT	Y	AGAINST	FOR
				3	approval of accountant	MGMT	Y	FOR	FOR
Bank of America	BAC	060505104	4/25/2007	1A	election of William Barnet III	MGMT	Y	FOR	FOR
				1B	election of Frank Bramble	MGMT	Y	FOR	FOR
				1C	election of John Collins	MGMT	Y	FOR	FOR
				1D	election of Gary L Countryman	MGMT	Y	FOR	FOR
				1E	election of Tommy R Franks	MGMT	Y	FOR	FOR
				1F	election of Charles K Gifford	MGMT	Y	FOR	FOR
				1G	election of W Steven Jones	MGMT	Y	FOR	FOR
				1H	election of Kenneth D Lewis	MGMT	Y	FOR	FOR
				1I	election of Monica C Lozano	MGMT	Y	FOR	FOR
				1J	election of Walter E Massey	MGMT	Y	FOR	FOR
				1K	election of Thomas J May	MGMT	Y	FOR	FOR
				1L	election of Patricia E Mitchell	MGMT	Y	FOR	FOR
				1M	election of Thomas M Ryan	MGMT	Y	FOR	FOR
				1N	election of O Temple Sloan, Jr.	MGMT	Y	FOR	FOR
				1O	election of Meredith R Spangler	MGMT	Y	FOR	FOR
				1P	election of Robert L Tillman	MGMT	Y	FOR	FOR
				1Q	election of Jackie M Ward	MGMT	Y	FOR	FOR
				2	approval of accountant	MGMT	Y	FOR	FOR
				3	stock options	SHAREHOLD	Y	FOR	AGAINST
				4	# of directors	SHAREHOLD	Y	ABSTAIN	AGAINST
				5	independent board chairman	SHAREHOLD	Y	ABSTAIN	AGAINST

United Parcel	UPS	911312106	5/10/2007	1	election of directors	MGMT	Y	FOR	FOR
Michael J Burns
D Scott Davis
Stuart E Eizenstat
Michael L Eskew
James P Kelly
Ann M Livermore
Victor A Pelson
John W Thompson
Carol B Tome
Ben Verwaayen
				2	approval of accountant	MGMT	Y	FOR	FOR

Enerplus Resour	ERF	29274D604	5/4/2007	1	election of directors	MGMT	Y	FOR	FOR
				2	approval of accountant	MGMT	Y	FOR	FOR

Kimberly Clark	KMB	494368103	4/26/2007	1A	election of James M Jenness	MGMT	Y	FOR	FOR
				1B	election of Linda Johnson Rice	MGMT	Y	FOR	FOR
				1C	election of Marc J Shapiro	MGMT	Y	FOR	FOR
				2	approval of auditors	MGMT	Y	FOR	FOR
				3	eliminate classified board	MGMT	Y	FOR	FOR
				4	supermajority voting	SHAREHOLD	Y	ABSTAIN	AGAINST
				5	adoption of global human rights	SHAREHOLD	Y	AGAINST	AGAINST
				6	phasing out non-fsc fiber	SHAREHOLD	Y	AGAINST	AGAINST

Total System Svc	TSS	891906109	4/24/2007	1	election of directors	MGMT	Y	FOR	FOR
Richard E Anthony
Sidney E Harris
Alfred W Jones III
Mason H Lampton
John T Turner
M Troy Woods
James D Yancey
Rebecca K Yarbrough
				2	2007 omnibus plan	MGMT	Y	ABSTAIN	FOR
				3	Synovus 2007 omnibus plan	MGMT	Y	ABSTAIN	FOR
				4	approval of auditor	MGMT	Y	FOR	FOR

T Rowe Price	TROW	74144T108	4/12/2007	1	election of directors	MGMT	Y	FOR	FOR
Edward C Bernard
James T Brady
J Alfred Broaddus Jr.
Donald B Hebb Jr.
James AC Kennedy
Brian C Rogers
Dr Alfred Sommer
Dwight S Taylor
Anne Marie Whittemore
				2	2007 director equity plan	MGMT	Y	AGAINST	FOR
				3	approval of accountant	MGMT	Y	FOR	FOR
				4	vote before meeting	MGMT	Y	ABSTAIN	FOR

Eli Lilly	LLY	532457108	4/16/2007	1	election of directors	MGMT	Y	FOR	FOR
W Bischoff
JM Cook
FG Prendergast
KP Seifert
				2	approval of auditor	MGMT	Y	FOR	FOR
				3	annual election of directors	MGMT	Y	FOR	FOR
				4	performance goals	MGMT	Y	FOR	FOR
				5	animal care	SHAREHOLD	Y	AGAINST	AGAINST
				6	animal research	SHAREHOLD	Y	AGAINST	AGAINST
				7	separate role of chairman & ceo	SHAREHOLD	Y	AGAINST	AGAINST
				8	amend bylaws by shareholders	SHAREHOLD	Y	ABSTAIN	AGAINST
				9	simple majority vote standard	SHAREHOLD	Y	ABSTAIN	AGAINST

Factset Research	FDS	303075105	12/19/2006	1	election of directors	MGMT	Y	FOR	FOR
Scott A Billedeau
Philip A Hadley
				2	approval of accountant	MGMT	Y	FOR	FOR

Microsoft	MSFT	594918104	11/14/2006	1A	election of William H Gates III	MGMT	Y	FOR	FOR
				1B	election of Steven A Ballmer	MGMT	Y	FOR	FOR
				1C	election of James I Cash Jr	MGMT	Y	FOR	FOR
				1D	election of Dina Dublon	MGMT	Y	FOR	FOR
				1E	election of Raymond V Gilmartin	MGMT	Y	FOR	FOR
				1F	election of David F Marquardt	MGMT	Y	FOR	FOR
				1G	election of Charles H Noski	MGMT	Y	FOR	FOR
				1H	election of Helmut Panke	MGMT	Y	FOR	FOR
				1I	election of Jon A Shirley	MGMT	Y	FOR	FOR
				2	approval of auditor	MGMT	Y	FOR	FOR
				3	foreign governments	SHAREHOLD	Y	AGAINST	AGAINST
				4	sexual orientation eeo	SHAREHOLD	Y	AGAINST	AGAINST
				5	hiring of proxy advisor	SHAREHOLD	Y	AGAINST	AGAINST

Lexington Corp	LXP	529043101	11/20/2006	1	approve merger	MGMT	Y	FOR	FOR
				2	postpone meeting not enough	MGMT	Y	FOR	FOR

Alberto-Culver	ACV	013068101	11/10/2006	1	adoption of investment agmt.	MGMT	Y	FOR	FOR

Sysco Corp	SYY	871829107	11/10/2006	1	election of directors	MGMT	Y	FOR	FOR
Jonathan Golden
Joseph A Hafner Jr.
Nancy S Newcomb
Richard J Schnieders
Manuel A Fernandez
				2	approval of accountant	MGMT	Y	FOR	FOR
				3	majority vote policy	SHAREHOLD	Y	ABSTAIN	N/A

HJ Heinz	HNZ	423074103	8/16/2006	1	election of directors (TRIAN)	MGMT	Y	FOR	FOR
Nelson Peltz
Peter W May
Edward P Garden
Greg Norman
Michael F Weinstein
				2	repeal provisions of by-laws	MGMT	Y	FOR	FOR
				3	approval of auditors	MGMT	Y	FOR	FOR

Petrochina	PTR	71646E100	11/1/2006	1	continuing connected transactions	MGMT	Y	FOR	FOR
				2	annual caps	MGMT	Y	FOR	FOR
				3	revision to annual caps	MGMT	Y	FOR	FOR
				4	approve products & srvcs	MGMT	Y	FOR	FOR
				5	articles of association	MGMT	Y	FOR	FOR

Paychex	PAYX	704326107	10/5/2006	1A	election of B Thomas Golisano	MGMT	Y	FOR	FOR
				1B	election of David JS Flaschen	MGMT	Y	FOR	FOR
				1C	election of Phillip Horsley	MGMT	Y	FOR	FOR
				1D	election of Grant M Inman	MGMT	Y	FOR	FOR
				1E	election of Pamela Joseph	MGMT	Y	FOR	FOR
				1F	election of Jonathan Judge	MGMT	Y	FOR	FOR
				1G	election of Joseph M Tucci	MGMT	Y	FOR	FOR

AT&T	T	00206R102	7/21/2006	1	approve shares for BLS merger	MGMT	Y	FOR	FOR

THE SANTA BARBARA GROUP OF MUTUAL FUNDS, INC. PFW Water Fund								ITEM 1, EXHIBIT B
Investment Company Act File Number: 811-07414
July 1, 2006 - June 30, 2006

				N-PX Form Requirements
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Level of Registrant's Input	(h) Vote Cast	(i) For or Against Management
1	Apple, Inc.	AAPL	037833100	5/10/2007

1.  For recommended directors.
2.  To approve amendments to the Apple Inc 2003 Employee Stock Plan.
3.  To approve amendments to the Apple Inc employee stock purchase Plan.
4.  To approve amendments to the 1997 director stock option plan.
5.  To ratify the appointment of KPMG LLP as the company's independent registered public accounting firm for fiscal year 2007.

						Issuer	Registrant Voted	For the Proposal	For Management
1	Apple, Inc.	AAPL	037833100	5/10/2007

6.  To consider a shareholder proposal entitled "Option Dating Policy."
7.  To consider a shareholder proposal entitled "Pay for Performance Standard."
8.  To consider a shareholder proposal entitled "Environmental Report."
9.  To consider a shareholder proposal entitled "Equity Retention Policy."
10.  To consider a shareholder proposal entitled "Electronic Waste Take Back and Recycling."
11.  To consider a shareholder proposal entitled "Advisory Vote on Compensation."

						Stockholder	Registrant Voted	Against the Proposal	For Management
2	Arthrocare Corporation	ARTC	043136100	5/24/2007	1. For recommended directors. 2. To ratify the appointment of Pricewaterhousecoopers as the Company's independent registered public accounting firm for the 2007 fiscal year.		Registrant Voted	For the Proposal	For Management
3	Broadcom Corp	BRCM	111320107	5/2/2007

1.  For recommended directors.
2.  To approve an amendment and restatement of the 1998 Employee Stock Purchase Plan, as previously amended and restated.
3.  To approve the Broadcom Corporation Executive Officer Performance Bonus plan under which incentive bonuses, qualifying as performance based compensation within the meaning of section 162(M) of the Internal Revenue Code of 1986, as amended, may be provided to certain executive officers.
4.  Toa approve an amendment and restatement to Broadcom's 1998 Stock Incentive Plan, as previously amended and restated, as more fully described in the proxy statement.
5.  To ratify the appointment of Ernst & Young as the Company's independent registered public accounting firm for the year ending December 31, 2007.

						Issuer	Registrant Voted	For the Proposal	For Management
3	Broadcom Corp	BRCM	111320107	5/2/2007	6. To consider a shareholder proposal, if properly presented as the annual meeting.	Stockholder	Registrant Voted	Against the Proposal	For Management
4	Celgene Corporation	CELG	151020104	6/12/2007	1. For recommended directors. 2. To ratify the appointment of KPMG LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2007	Issuer	Registrant Voted	For the Proposal	For Management
5	Chicos Fashion Inc.	CHS	168615102	6/26/2007	1. For recommended directors. 2. Proposal to ratify the appointment of Ernst & Young LLP as independent certified public accountants.	Issuer	Registrant Voted	For the Proposal	For Management
6	Coach, Inc.	COH	189754101	11/2/2006	1. For recommended directors.	Issuer	Registrant Voted	For the Proposal	For Management
7	Cognizant Technology	CTSH	192446102	6/7/2007	1. For recommended directors. 2. To approve the appointment of Pricewaterhousecoopers as the independent registered public accounting firm for the year ending December 31, 2007	Issuer	Registrant Voted	For the Proposal	For Management
8	Crocs, Inc.	CROX	277046109	7/9/2007

1.  For recommended directors.
2.  Approve 2008 Cash Incentive Plan.
3.  Approve 2007 Incentive Plan.
4.  Approve 2007 Equity Incentive Plan.
5.  Approve the amendment to the Restated Certificate of Incorporation to increase the number of authorized shares of capital stock from 130,000,000 to 255,000,000.
6.  Ratify the selection of Deloitte & Touche as the independent accounting firm for 2007.
7.  Consider any other matters that properly come before the meeting and any adjournments.

						Issuer	Registrant Voted	For the Proposal	For Management
9	Digital River Inc.	DRIV	25388B104	5/31/2007

1.  For recommended directors.
2.  to approve the 2007 Equity Incentive Plan.
3.  To ratify the selection of Ernst & Young as independent auditors of the company for its fiscal year ending December 31, 2007

							Registrant Voted	For the Proposal	For Management
10		EBAY	278642103	6/14/2007

1.  For recommended directors.
2.  For approval of an amendment to our 1999 Employee Stock Purchase Plan to extend the term of the Purchase Plan.
3.  For approval of an amendment to our 1998 Employee Stock Purchase Plan to extend the term of the Purchase Plan.
4.  Ratification of the selection of Pricewaterhousecoopers as independent auditors for fiscal year ending December 31, 2007.

						Issuer	Registrant Voted	For the Proposal	For Management
11	Genentech, Inc.	DNA	368710406	4/20/2007	1. For recommended directors.	Issuer	Registrant Voted	For the Proposal	For Management
12	Gilead Sciences Inc	GILD	375558103	3/22/2007

1.  For recommended directors.
2.  To ratify the selection of Ernst & Young as the independent registered public accounting firm for the fiscal year ending December 31, 2007.
3.  To approve the proposed amendment to Gilead's 2004 Equity Incentive Plan.
4.  To approve the proposed amendment to Gilead's Employee Stock Purchase Plan.

						Issuer	Registrant Voted	For the Proposal	For Management
13	Google Inc.	GOOG	38259P508	5/10/2007

1.  For recommended directors.
2.  Ratification of appointment of Ernst & Young as the independent registered public accounting firm for the fiscal year ended December 31, 2007.
3.  For approval of an amendment to the 2004 Stock Plan to increase the number of authorized shares of Class A common stock issuable thereunder by 4,500,000.
4.  For approval of Google's Executive Bonus Plan.

						Issuer	Registrant Voted	For the Proposal	For Management
13	Google Inc.	GOOG	38259P508	5/10/2007	5. Stockholder proposal to request that management institute policies to help protect freedom of access to the internet.	Stockholder	Registrant Voted	Against the Proposal	For Management
14	Healthways, Inc.	HWAY	422245100	2/2/2007

1.  For recommended directors.
2.  Consider and action upon a proposal to adopt a new 2007 stock incentive plan.
3.  To ratify the appointment of Ernst & Young as the company's independent registered public accounting firm for fiscal 2007.

						Issuer	Registrant Voted	For the Proposal	For Management
15	Intuitive Surgical Inc.	ISRG	46120E602	4/27/2007	1. For recommended directors.	Issuer	Registrant Voted	For the Proposal	For Management
16	Kyphon Inc.	KYPH	501577100	6/14/2007

1.  For recommended directors.
2.  To approve the amended and restated 2002 stock plan.
3.  To ratify the appointment of Pricewaterhousecoopers LLP as the independent registered public accounting firm for the fiscal year ending December 31, 2007.

						Issuer	Registrant Voted	For the Proposal	For Management
17	Lifecell Corporation	LIFC	531927101	6/28/2007

1.  For recommended directors.
2.  Proposal to ratify the appointment of Pricewaterhousecoopers LLP as independent registered public accountants of the company for the fiscal year ending December 31, 2007

						Issuer	Registrant Voted	For the Proposal	For Management
18	MEMC Electronic Materials	WFR	552715104	4/25/2007	1. For recommended directors. 2. Approval of Amendment to 2001 Plan.	Issuer	Registrant Voted	For the Proposal	For Management
19	Marvel Technology Group Ltd	MRVL	G5876H105	5/8/2007	1. For recommended directors. 2. To ratify the appointment of Pricewaterhousecoopers as the company's independent registered public accounting firm for fiscal year ending December 31, 2007.	Issuer	Registrant Voted	For the Proposal	For Management
20	Monster Worldwide, Inc.	MNST	611742107	5/30/2007	1. For recommended directors. 2. For ratification of appointment of BDO Seidman LLP as independent registered public accounting firm for the fiscal year ending December 31, 2007.	Issuer	Registrant Voted	For the Proposal	For Management
21	Network Appliance Inc	NTAP	64120L104	8/31/2006

1.  For recommended directors.
2.  To approve an amendment to the Company’s 1999 Stock Option Plan (1999 Plan) to increase the share reserve by an additional 10,900,000 shares of Common Stock;
3.  To approve an amendment to the 1999 Plan to increase Director compensation under the Automatic Option Grant Program from an option to purchase 15,000 shares to an option to purchase 20,000 shares;
4.  To approve an amendment to the Company’s Employee Stock Purchase Plan (Purchase Plan) to increase the share reserve under the Purchase Plan by an additional 1,600,000 shares of Common Stock;
5.  To ratify the appointment of Deloitte & Touche LLP as independent auditors of the Company for the fiscal year ending April 27, 2007.

						Issuer	Registrant Voted	For the Proposal	For Management
22	Panera Bread Co.	PNRA	69840W108	5/24/2007

1.  For recommended directors.
2.  to Consider and act upon a proposal to approve an amendment to the 1992 Employee Stock Purchase Plan increasing the number of share available for issuance under the plan from 700,000 to 825,000 and granting to the board of directors the power to designate subsidiaries whose employees are eligible to participate in the plan.
3.  For ratification of the appointment of Pricewaterhousecoopers as independent registered public accounting firm for the company for the fiscal year ending December 25, 2007.

						Issuer	Registrant Voted	For the Proposal	For Management
23	PF Changs China Bistro Inc.	PFCB	69333Y108	4/27/2007	1. For recommended directors. 2. Appointment of KPMG as independent auditors for the year ending December 30, 2007. 3. Approval of adjournment of the meeting to solicit additional proxies.	Issuer	Registrant Voted	For the Proposal	For Management
24	Qualcomm Inc	QCOM	747525103	3/13/2007	1. For recommended directors. 2. To ratify the appointment of Pricewaterhousecoopers as the company's independent accountants for the company's fiscal year ending September 30, 2007.	Issuer	Registrant Voted	For the Proposal	For Management
25	Starbucks Corp	SBUX	855244109	3/21/2007

1.  For recommended directors.
2.  Proposal to approve the material terms of the company's executive management bonus plan.
3.  Proposal to ratify the selection of Deloitte & Touche as the company's independent registered public accounting firm for the fiscal year ending September 30, 2007.

						Issuer	Registrant Voted	For the Proposal	For Management
26	Synopsis, Inc.	SNPS	871607107	3/23/2007	1. For recommended directors. 2. To ratify the appointment of KPMG LLP as the independent registered public accounting firm for the fiscal year ending October 31, 2007.	Issuer	Registrant Voted	For the Proposal	For Management
27	Ventana Medical Systems, Inc.	VMSI	92276H106	5/23/2007	1. For recommended directors. 2. To ratify the appointment of Ernst & Young as the independent registered public accounting firm of the company.		Registrant Voted	For the Proposal	For Management
28	Vistaprint Ltd.	VPRT	G93762204	5/15/2007	1. To approve the company's amended and restated 2005 Equity Incentive Plan.	Issuer	Registrant Voted	For the Proposal	For Management
29	Yahoo! Inc.	YHOO	984332106	6/12/2007

1.  For recommended directors.
2.  To approve Amendments to the Company's Amended and Restated 1995 Stock Plan
3.  To approve Amendment to the Company's Amended and Restated 1996 Employee Stock Purchase Plan.
4.  Ratification of appointment of independent registered public account firm.

						Issuer	Registrant Voted	For the Proposal	For Management
29	Yahoo! Inc.	YHOO	984332106	6/12/2007	5. Stockholder proposal regarding pay-for-superior performance. 6. Stock proposal regarding internet censorship. 7. Stockholder proposal regarding board committee on human rights.	Stockholder	Registrant Voted	Against the Proposal	For Management

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE SANTA BARBARA GROUP OF MUTUAL FUNDS, INC.

By *    /s/ John P. Odell

           John P. Odell, Co-President

Date: August 16, 2007

* Print the name and title of each signing officer under his or her signature.